CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Statement of changes in equity [abstract]
Number of shares authorised	33,741,041	33,482,447
Par value per share	$ 0	$ 0